Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Sep. 30, 2008	$ 273,050	$ 416	$ 135,895	$ 134,170	$ (12)	$ 2,581
Beginning balance, shares at Sep. 30, 2008		41,535
Issuance of Common Stock to 401(k) plan	178		178
Issuance of Common Stock to 401(k) plan, shares		17
Stock compensation	3,701		3,701
Stock options exercised	4,943	16	4,915		12
Stock options exercised, shares	1,528,048	1,517
Issuance of Common Stock due to acquisitions	70,753	51	70,702
Issuance of Common Stock due to acquisitions, shares	5,174,900	5,175
Release of Restricted Stock		4	(4)
Release of Restricted Stock, shares		459
Excess tax benefit from stock compensation	1,789		1,789
Unrealized gain (loss) on available-for-sale securities
Foreign currency translation adjustment	(7,201)					(7,201)
Net income	68,472			68,472
Total comprehensive income	61,271
Ending balance at Sep. 30, 2009	415,685	487	217,176	202,642	0	(4,620)
Ending balance, shares at Sep. 30, 2009		48,703
Issuance of Common Stock to 401(k) plan	260		260
Issuance of Common Stock to 401(k) plan, shares		13
Stock compensation	4,512		4,512
Stock options exercised	1,602	6	1,596
Stock options exercised, shares	494,202	494
Issuance of Common Stock due to acquisitions	(31)		(31)
Issuance of Common Stock due to acquisitions	(31)
Release of Restricted Stock, shares		16
Excess tax benefit from stock compensation	1,861		1,861
Unrealized gain (loss) on available-for-sale securities
Foreign currency translation adjustment	(1,755)					(1,755)
Net income	97,294			97,294
Total comprehensive income	95,539
Ending balance at Sep. 30, 2010	519,428	493	225,374	299,936	0	(6,375)
Ending balance, shares at Sep. 30, 2010		49,226
Issuance of Common Stock to 401(k) plan	377		377
Issuance of Common Stock to 401(k) plan, shares		12
Stock compensation	13,208		13,208
Stock options exercised	397	1	396
Stock options exercised, shares	62,173	62
Issuance of Common Stock due to acquisitions	7,304	2	7,302
Issuance of Common Stock due to acquisitions, shares	208,763	209
Release of Restricted Stock, shares		690
Excess tax benefit from stock compensation	3,230	5	3,225
Taxes paid related to net share settlement of equity awards	(7,484)		(7,484)
Unrealized gain (loss) on available-for-sale securities	605					605
Foreign currency translation adjustment	5,024					5,024
Net income	122,159			122,159
Total comprehensive income	127,788
Ending balance at Sep. 30, 2011	$ 664,248	$ 501	$ 242,398	$ 422,095	$ 0	$ (746)
Ending balance, shares at Sep. 30, 2011		50,199